Net debt (Tables)	12 Months Ended
Dec. 31, 2025
Net debt.
Summary of closing net debt

		2025	2024
	Notes	$m	$m
Current
Cash and cash equivalents in the Consolidated Balance Sheet	C3	2,319	1,158
Other investments[1]	C4	2	1
Fair value of debt-related derivatives		56	(3)
Bank and other short-term borrowings[2]		(1,411)	(1,460)
Lease liabilities	B4	(171)	(163)
Non-current
Fair value of debt-related derivatives		103	(29)
Bank and other long-term borrowings[3]		(4,156)	(3,127)
Lease liabilities	B4	(392)	(394)
Total net debt		(3,650)	(4,017)
1.	Net debt excludes other investments which are non-cash, such as the investment in unlisted shares.
2.	Bank and other short-term borrowings consists of $586m bond debt (2024: $nil), $730m overdraft (2024: $692m), $30m loans (2024: $720m), and $65m bond accruals (2024: $48m).
3.	Bank and other long-term borrowings consists of $4,155m bond debt (2024: $3,122m) and $1m loans (2024: $5m).

Summary of currency split and cash flows of bank, other borrowings and debt-related derivatives

	2025	2024
	$m	$m
Pound sterling	1,265	1,153
Euro	1,243	1,093
US dollar	2,860	2,362
Other currencies	40	11
Carrying value	5,408	4,619
Effect of discounting	844	484
Undiscounted value	6,252	5,103
Analysis of undiscounted cash flows of bank and other borrowings:
Less than one year	1,461	1,565
Between one and five years	3,573	2,314
More than five years	1,218	1,224
Future minimum payments	6,252	5,103

Summary of reconciliation of net change in cash and cash equivalents to net debt

				Non-cash	Non-cash
				(fair value	(foreign
				changes,	exchange,
		Opening	Cash	accruals and	additions	Closing
		2025	flows	acquisitions)	and other)	2025
	Notes	$m	$m	$m	$m	$m
Bank and other short-term borrowings		(1,460)	700	(65)	(586)	(1,411)
Bank and other long-term borrowings		(3,127)	(1,232)	—	203	(4,156)
Lease liabilities	B4	(557)	223	(176)	(53)	(563)
Other investments		1	1	—	—	2
Fair value of debt-related derivatives		(32)	39	(58)	210	159
Gross debt		(5,175)	(269)	(299)	(226)	(5,969)
Cash and cash equivalents in the Consolidated Balance Sheet		1,158	1,161	—	—	2,319
Net debt		(4,017)	892	(299)	(226)	(3,650)

				Non-cash	Non-cash
				(fair value	(foreign
				changes,	exchange,
		Opening	Cash	accruals and	additions	Closing
		2024	flows	acquisitions)	and other)	2024
	Notes	$m	$m	$m	$m	$m
Bank and other short-term borrowings		(1,444)	769	(126)	(659)	(1,460)
Bank and other long-term borrowings		(4,016)	—	—	889	(3,127)
Lease liabilities	B4	(567)	216	(186)	(20)	(557)
Other investments		1	—	—	(0)	1
Fair value of debt-related derivatives		29	87	(9)	(139)	(32)
Gross debt		(5,997)	1,072	(321)	71	(5,175)
Cash and cash equivalents in the Consolidated Balance Sheet		1,989	(814)	—	(17)	1,158
Net debt		(4,008)	258	(321)	54	(4,017)

Summary of effect of offsetting in balance sheet due to financial instruments subject to enforceable netting arrangements

					Amount
			Gross		subject to
			amounts set	Net amounts	master
		Gross	off in the	presented in the	netting
		amount	balance sheet	balance sheet	arrangement	Net amount
		2025	2025	2025	2025	2025
	Notes	$m	$m	$m	$m	$m
Financial assets
Cash and cash equivalents	C3	2,319	—	2,319	(730)	1,589
Trade and other receivables[1]	A3	1,119	—	1,119	—	1,119
Other financial assets	C4	2	—	2	—	2
Derivative financial instruments	C6	182	—	182	(21)	161
Total		3,622	—	3,622	(751)	2,871
Financial liabilities
Trade and other payables[2]	A5	(1,037)	—	(1,037)	—	(1,037)
Borrowings	C2	(5,567)	—	(5,567)	730	(4,837)
Lease liabilities	B4	(563)	—	(563)	—	(563)
Derivative financial instruments	C6	(23)	—	(23)	21	(2)
Total		(7,190)	—	(7,190)	751	(6,439)

					Amount
			Gross		subject to
			amounts set	Net amounts	master
		Gross	off in the	presented in the	netting
		amount	balance sheet	balance sheet	arrangement	Net amount
		2024	2024	2024	2024	2024
	Notes	$m	$m	$m	$m	$m
Financial assets
Cash and cash equivalents	C3	1,158	—	1,158	(691)	467
Trade and other receivables[1]	A3	1,112	—	1,112	—	1,112
Other financial assets	C4	1	—	1	—	1
Derivative financial instruments	C6	8	—	8	(2)	6
Total		2,278	—	2,278	(693)	1,585
Financial liabilities
Trade and other payables[2]	A5	(1,060)	—	(1,060)	—	(1,060)
Borrowings	C2	(4,587)	—	(4,587)	691	(3,896)
Lease liabilities	B4	(557)	—	(557)	—	(557)
Derivative financial instruments	C6	(40)	—	(40)	2	(38)
Total		(6,244)	—	(6,244)	693	(5,551)
1.	Trade and other receivables exclude prepayments of $84m (2024: $96m).
2.	Trade and other payables exclude social security and other taxes of $109m (2024: $114m) and contract liabilities of $292m (2024: $312m).